CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Net loss for the period	$ (3,712,331)	$ (2,813,613)
Items that may be reclassified subsequently to the consolidated statement of operations:
Unrealized gain on marketable securities (Note 5)	27,943	36,370
Other comprehensive income	27,943	36,370
Comprehensive loss for the period	$ (3,684,388)	$ (2,777,243)